Financing Arrangements - Summary of Redemption Prices Plus Accrued and Unpaid Interest (Detail)	12 Months Ended
Dec. 31, 2016
2020
Debt Instrument, Redemption [Line Items]
Debt instrument redemption price, percentage	104.125%
2021
Debt Instrument, Redemption [Line Items]
Debt instrument redemption price, percentage	102.75%
2022
Debt Instrument, Redemption [Line Items]
Debt instrument redemption price, percentage	101.375%
2023 and thereafter
Debt Instrument, Redemption [Line Items]
Debt instrument redemption price, percentage	100.00%